National Collegiate Student Loan Trust 2006-3

Closing Date: September 28, 2006
Monthly Distribution Report

Collection Period	05/01/07	to	05/31/07
Monthly Distribution Date	06/25/07
Volume 8

I	Asset and Liability Summary

A.		Student Loan Portfolio					04/30/07		Change		05/31/07
	1	Student Loan Principal					$1,385,410,935.81		$(4,603,472.48)		$1,380,807,463.33
	2	Student Loan Accrued Interest					$35,732,818.50		$9,918,462.12		$45,651,280.62
	3	Pool Balance					$1,421,143,754.31		$5,314,989.64		$1,426,458,743.95

	4	Weighted Average Coupon (WAC)					10.18%		0.00%		10.18%
	5	Weighted Average Maturity (WAM)					260.6 Months		-1.2 Months		259.4 Months
	6	Number of Loans					102,810		-299		102,511
	7	Number of Borrowers					95,738		-276		95,462

B.		Trust Accounts and TERI Pledge Fund (at market value)					04/30/07		Change		05/31/07
	1	Collection Account + Collections Receivable					$7,335,220.26		$43,563.56		$7,378,783.82
	2	Reserve Account					$261,442,881.52		$(2,897,596.01)		$258,545,285.51
	3	Total Trust Accounts					$268,778,101.78		$(2,854,032.45)		$265,924,069.33

	4	TERI Pledge Fund					$90,880,403.26		$(352,908.41)		$90,527,494.85

	5	Total Trust Accounts + TERI Pledge Fund					$359,658,505.04		$(3,206,940.86)		$356,451,564.18

	6	Pool Balance + Trust Accounts					$1,689,921,856.09		$2,460,957.19		$1,692,382,813.28

	7	Pool Balance + Trust Accounts + TERI Pledge Fund					$1,780,802,259.35		$2,108,048.78		$1,782,910,308.13

	8	Reserve Account Balance after the 06/25/07 Monthly Distribution Date will be $255,034,292.83.

C.		Securities	Cusip	Index	Spread	Initial Debt Issued	04/30/07	Change	05/31/07	Change	06/25/07	% of Securities
	1	Class A-1	63543VAA1	1M LIBOR	0.03%	$323,600,000.00	$323,600,000.00	$-	$323,600,000.00	$-	$323,600,000.00	17.55%
	2	Class A-2	63543VAB9	1M LIBOR	0.11%	$306,230,000.00	$306,230,000.00	$-	$306,230,000.00	$-	$306,230,000.00	16.61%
	3	Class A-3	63543VAC7	1M LIBOR	0.15%	$322,790,000.00	$322,790,000.00	$-	$322,790,000.00	$-	$322,790,000.00	17.51%
	4	Class A-4	63543VAD5	1M LIBOR	0.27%	$294,510,000.00	$294,510,000.00	$-	$294,510,000.00	$-	$294,510,000.00	15.98%
	5	Class A-5	63543VAE3	1M LIBOR	0.32%	$325,130,000.00	$325,130,000.00	$-	$325,130,000.00	$-	$325,130,000.00	17.64%
	6	Class A-IO	63543VAF0	Fixed	7.10%	(a)	(a)	$-	(a)	$-	(a)	0.00%
	7	Class B	63543VAG8	1M LIBOR	0.36%	$94,810,000.00	$94,810,000.00	$-	$94,810,000.00	$-	$94,810,000.00	5.14%
	8	Class C	63543VAH6	1M LIBOR	0.47%	$92,450,000.00	$92,450,000.00	$-	$92,450,000.00	$-	$92,450,000.00	5.02%
	9	Class D	63543VAJ2	1M LIBOR	1.15%	$83,870,000.00	$83,870,000.00	$-	$83,870,000.00	$-	$83,870,000.00	4.55%
	10	Total Securities				$1,843,390,000.00	$1,843,390,000.00	$-	$1,843,390,000.00	$-	$1,843,390,000.00	100.00%
	(a)	The initial notional amount, in effect thru the April 2011 Distribution Date, equals $325,130,000.

D.		Liquidity Note Information					04/30/07	Change	05/31/07	Change	06/25/07
	1	Commitment (a)					$71,785,511.54	$(7,737,506.17)	$64,048,005.37	$(9,122,298.20)	$54,925,707.17
	2	Principal Balance Outstanding					$-	$-	$-	$-	$-
	3	Draws					$-	$-	$-	$-	$-
	(a)	The change reflects new commitment level in effect until the July 2007 Distribution Date.

National Collegiate Student Loan Trust 2006-3

II	Transactions and Accruals		From 05/01/07 to 05/31/07

A.		Student Loan Cash Principal Activity
	1	Principal Payments Received	$(3,772,973.67)
	2	Principal Claims from Guarantor	$(361,864.43)
	3	Repurchased Principal	$-
	4	New Loan Additions	$-
	5	Other Adjustments (cancellations, consolidations and other)	$(1,018,911.38)
	6	Total Principal Collections	$(5,153,749.48)

B.		Student Loan Non-Cash Principal Activity
	1	Capitalized Interest	$538,659.98
	2	Realized Losses	$-
	3	Repurchased Principal	$-
	4	New Loan Additions	$-
	5	Other Adjustments	$11,617.02
	6	Total Non-Cash Principal Activity	$550,277.00

C.		Total Student Loan Principal Activity (II.A.6 + II.B.6)	$(4,603,472.48)

D.		Student Loan Cash Interest Activity
	1	Interest Payments Received	$(1,450,597.39)
	2	Interest Claims from Guarantor	$(23,375.20)
	3	Repurchased Interest	$-
	4	New Loan Additions	$-
	5	Other Adjustments (cancellations, consolidations and other)	$(24,814.53)
	6	Total Interest Collections	$(1,498,787.12)

E.		Student Loan Non-Cash Interest Activity
	1	Interest Accruals	$11,957,260.30
	2	Capitalized Interest	$(538,659.98)
	3	Realized Losses	$-
	4	Repurchased Interest	$-
	5	Other Adjustments	$(1,351.08)
	6	Total Non-Cash Interest Activity	$11,417,249.24

F.		Total Student Loan Interest Activity (II.D.6 + II.E.6)	$9,918,462.12

G.		Student Loan Late Fees Activity
	1	Cash Late Fees	$(2,336.43)
	2	Non-Cash Late Fees	$4,085.80
	3	Net Late Fees Activity (II.G.1 + II.G.2)	$1,749.37

III	Prepayment Data		12/31/06

Prepayment Rate (1)			2.81%

	(1) Prepayment Rate will be updated in the July and January Monthly Distribution Reports for the 6-month periods ending June and December, respectively.

National Collegiate Student Loan Trust 2006-3

IV	Collection Account Activity				From 05/01/07 to 05/31/07

A.			Collection Account
	1		Collections by Servicers			$6,267,296.97
	2		Claim Payments from Guarantor			$385,239.63
	3		Liquidation Proceeds and Recoveries			$-
	4		Sale Proceeds			$-
	5		Investment Earnings on Trust Accounts (1)			$1,137,164.05
	6		Excess of Required Reserve Amount Balance			$-
	7		Other Receipts (Late Fees and Other)			$2,336.43
	8		Prior Month Allocation and Adjustments			$672,544.09
	9		Advances or Reimbursements			$-
	10		Opening Balance and Post Sale Settlement			$-
	11		Total Available Funds			$8,464,581.17
		(1)	Includes GIC Interest from 05/24/07 - 06/21/07.

B.			Allocations thru 05/31/07 with Payments and Distributions for 06/25/07	Total Available	Remaining	Reserve Transfer /
				Funds	Funds	Draw Request
				$8,464,581.17	$8,464,581.17
	1		Payment of Trustee, Servicers, Administrators, Paying Agent & Liquidity Note Provider Fees & Expenses:
			(a) Payment of Trustee Fees & Expenses	$-	$8,464,581.17	$-
			(b) Payment of Servicing Fees & Expenses	$665,113.86	$7,799,467.31	$-
			(c) Payment of Administration Fees & Expenses	$57,533.64	$7,741,933.67	$-
			(d) Payment of Irish Paying Agent Fees & Expenses	$-	$7,741,933.67	$-
			(e) Payment of Back-up Administration Fees & Expenses	$1,000.00	$7,740,933.67	$-
			(f) Payment of Liquidity Note Provider Fees & Expenses	$4,412.20	$7,736,521.47	$-
	2		Allocation of Trustee, Servicers, Administrators, Paying Agent & Liquidity Note Provider Fees & Expenses:
			(a) Allocation of Trustee Fees & Expenses	$-	$7,736,521.47	$-
			(b) Allocation of Servicing Fees & Expenses	$177,315.61	$7,559,205.86	$-
			(c) Allocation of Administration Fees & Expenses	$-	$7,559,205.86	$-
			(d) Allocation of Irish Paying Agent Fees & Expenses	$-	$7,559,205.86	$-
			(e) Allocation of Back-up Administration Fees & Expenses	$-	$7,559,205.86	$-
			(f) Allocation of Liquidity Note Provider Fees & Expenses	$-	$7,559,205.86	$-
	3		Payment to TERI Pledge Fund, additional Guaranty Fees	$11,460.05	$7,547,745.81	$-
	4		Payment of Interest Distribution Amount to Class A Securities & Liquidity Note Interest:
			(a) Class A-1	$1,490,807.22	$6,056,938.59	$-
			(b) Class A-2	$1,431,880.44	$4,625,058.15	$-
			(c) Class A-3	$1,520,430.56	$3,104,627.59	$-
			(d) Class A-4	$1,417,656.61	$1,686,970.98	$-
			(e) Class A-5	$1,579,048.03	$107,922.95	$-
			(f) Class A-IO	$1,923,685.83	$-	$1,815,762.88
			(g) Liquidity Note Interest	$-	$-	$1,815,762.88
	5		Payment of Interest Distribution Amount to Class B Securities	$463,726.24	$-	$2,279,489.12
	6		Payment of Interest Distribution Amount to Class C Securities	$460,940.29	$-	$2,740,429.41
	7		Payment of Interest Distribution Amount to Class D Securities	$467,272.39	$-	$3,207,701.80
	8		Transfer to Reinstate Reserve Account up to Required Reserve Amount Balance	$-	$-	$-
	9		Payment to TERI, to Purchase Rehabilitated Loans	$-	$-	$-
	10		Payment of Liquidity Note Balance until reduced to zero	$-	$-	$-
	11		Payment of Principal Distribution:
			(a) Class A-1	$-	$-	$-
			(b) Class A-2	$-	$-	$-
			(c) Class A-3	$-	$-	$-
			(d) Class A-4	$-	$-	$-
			(e) Class A-5	$-	$-	$-
			(f) Class B Interest Carryover Shortfall	$-	$-	$-
			(g) Class B	$-	$-	$-
			(h) Class C Interest Carryover Shortfall	$-	$-	$-
			(i) Class C	$-	$-	$-
			(j) Class D Interest Carryover Shortfall	$-	$-	$-
			(k) Class D	$-	$-	$-
	12		Payment of any remaining Interest Carryover Shortfall to Class B Noteholders	$-	$-	$-
	13		Payment of any remaining Interest Carryover Shortfall to Class C Noteholders	$-	$-	$-
	14		Payment of any remaining Interest Carryover Shortfall to Class D Noteholders	$-	$-	$-
	15		Payment of the following:
			(a) Unreimbursed Advances	$-	$-	$-
			(b) Payment of Indenture Trustee Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
			(c) Payment of Irish Paying Agent Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
			(d) Payment of Owner Trustee Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
			(e) Payment of Back-up Administration Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
			(f) Payment of indemnities, Fees & Expenses of the Servicers	$-	$-	$-
			(g) Payment of Administration Fees & Expenses allocated to the Notes	$-	$-	$-
			(h) Payment of Indemnities, Fees & Expenses to Liquidity Provider	$-	$-	$-
	16		Remaining Amounts of Principal, if a Turbo Trigger is in effect	$-	$-	$-
	17		Payment of any Prepayment Penalties to Class A-IO Noteholders previously unpaid	$-	$-	$-
	18		Payment of structuring advisory fees and then to the Certificateholders, any remaining amounts	$-	$-	$-

National Collegiate Student Loan Trust 2006-3

V	Parity Calculations (excludes TERI Pledge Fund)					04/30/07		05/31/07

1	Senior Parity ((Pool Balance + Trust Accounts) / (Class A Securities + Outstanding Liquidity Note))					107.48%		107.64%
2	Total Parity ((Pool Balance + Trust Accounts) / (Securities+ Outstanding Liquidity Note)) (a)					91.67%		91.81%
(a) Parity ratio calculations include all Securities.

VI	Portfolio Characteristics by Payment Status

		WAC		# of Loans		%		Principal Amount		%

Payment Status		04/30/07	05/31/07	04/30/07	05/31/07	04/30/07	05/31/07	04/30/07	05/31/07	04/30/07	05/31/07
Interim (1)
	In School	10.25%	10.25%	85,236	84,312	82.91%	82.25%	$1,179,566,196.24	$1,166,712,567.30	85.14%	84.49%
Total Interim				85,236	84,312	82.91%	82.25%	$1,179,566,196.24	$1,166,712,567.30	85.14%	84.49%
Repayment
	Active
	Current	9.72%	9.71%	15,491	15,547	15.07%	15.17%	$180,182,328.98	$179,841,479.08	13.01%	13.02%
	31-60 Days Delinquent	10.41%	10.56%	489	719	0.48%	0.70%	$5,498,499.57	$9,563,632.37	0.40%	0.69%
	61-90 Days Delinquent	10.55%	10.78%	203	340	0.20%	0.33%	$2,395,611.13	$3,956,613.37	0.17%	0.29%
	91-120 Days Delinquent	10.02%	10.78%	90	119	0.09%	0.12%	$1,108,861.72	$1,454,931.13	0.08%	0.11%
	121-150 Days Delinquent	9.92%	9.41%	49	44	0.05%	0.04%	$556,367.19	$504,333.98	0.04%	0.04%
	151-180 Days Delinquent	10.61%	10.43%	23	52	0.02%	0.05%	$439,749.42	$648,204.16	0.03%	0.05%
	> 180 Days Delinquent	11.35%	11.16%	80	79	0.08%	0.08%	$930,825.42	$1,081,989.37	0.07%	0.08%

	Forbearance	9.75%	9.80%	1,149	1,299	1.12%	1.27%	$14,732,496.14	$17,043,712.57	1.06%	1.23%
Total Repayment				17,574	18,199	17.09%	17.75%	$205,844,739.57	$214,094,896.03	14.86%	15.51%

Grand Total				102,810	102,511	100.00%	100.00%	$1,385,410,935.81	$1,380,807,463.33	100.00%	100.00%
(1) Loans in Interim Status have not yet had a scheduled payment.

VII	Portfolio Characteristics by Borrower Type and Program Type

			04/30/07		05/31/07
Borrower Type			Principal Amount	%	Principal Amount	%

1	Creditworthy Cosigned Loans		$1,143,421,355.61	82.53%	$1,140,045,028.21	82.56%
2	Creditworthy Non-Cosigned Loans		$205,945,643.38	14.87%	$204,857,705.44	14.84%
3	Creditready Loans		$36,043,936.82	2.60%	$35,904,729.68	2.60%

Total			$1,385,410,935.81	100.00%	$1,380,807,463.33	100.00%

			04/30/07		05/31/07
Program Type			Principal Amount	%	Principal Amount	%

1	Continuing Education		$28,466,438.64	2.05%	$28,315,763.37	2.05%
2	Graduate		$176,135,657.15	12.71%	$175,535,696.76	12.71%
3	K-12		$21,291,379.34	1.54%	$20,961,695.51	1.52%
4	Medical		$21,764,177.50	1.57%	$21,720,926.77	1.57%
5	Undergraduate		$1,137,753,283.18	82.12%	$1,134,273,380.92	82.15%
6	Consolidation, Parent, Other		$-	0.00%	$-	0.00%

Total			$1,385,410,935.81	100.00%	$1,380,807,463.33	100.00%

National Collegiate Student Loan Trust 2006-3

VIII	Default Information, TERI Claims, Net Losses and Related Information

		04/30/07	05/31/07
		Principal Amount	Principal Amount
A.	Cumulative Claims Filed to TERI (1)	$2,066,579.24	$2,531,015.18

B.	Cumulative Gross Default Rate (2)	0.85%	0.99%

C.	Cumulative Claims Cancelled (Non-Default)	$98,759.69	$126,620.91

D.	Cumulative Default Rate after Claims Cancelled (3) (4)	0.81%	0.94%

E.	Cumulative Claim Payments Made by TERI	$852,225.65	$1,214,090.08

F.	Claims in Process	$1,115,593.90	$1,190,304.19

G.	Cumulative net loss, claims rejected, aged 24 months or more	$-	$-

H.	Has a Material Change to Charge-Off Method Occurred?	No	No

I.	Has a Material Change to Asset Terms, Fees, Penalties or Payments Occurred?	No	No

J.	Has a Material Breach of Pool Asset Representations or Warranties or Transaction	No	No
	Covenants Occurred?

(1)	Cumulative principal balance of student loans subject to a TERI guaranty event as of the last day of the Collection Period.
(2)	Section VIII.A divided by the principal balance of all Student Loans that have entered repayment status plus cumulative principal payments received by the Trust.
(3)	Section VIII.A adjusted by (c) claims cancelled and returned to a non-default status divided by the cumulative principal balance defined in footnote (2).
(4)	Cumulative Default Rate is based on loans in repayment rather than financed student loans as of cutoff date as described in the Indenture.

IX	Triggers and Other Information

1	Has a change occurred in the notional amount of the Class A-IO? No - next change date is May 2011
2	Has Prepayment Penalty occurred on Class A-IO Notes? (The scheduled Reference Amount exceeds the notional amount on Distribution Date)? No - next change date is May 2011
3	Has a Required Reserve Amount Balance date occurred? Yes
4	Has the Stepdown Date of November 26, 2012 occurred (On or after Stepdown Date and if a Subordinate Note Trigger is in effect, Principal Distribution method will change)? No.
5
Note Parity Trigger (Pool Balance plus Reserve Account, at end of Collection period, is less than 101% of Outstanding Debt and Liquidity Notes after payments on Distribution Date on or after the Stepdown Date).

- Has Note Parity Trigger occurred? No
- If so, the date such trigger occurred.
- Is Note Parity Trigger currently in effect? No
6	Class B and C Note Interest Triggers (Cumulative Default Rate equals or exceeds set rates)(a)
- Has a Class B Note Interest Trigger occurred? No
- if so, the date the Class B Note Interest Trigger occurred.
- Is a Class B Note Interest Trigger currently in effect? No
- Has a Class C Note Interest Trigger occurred? No
- if so, the date the Class C Note Interest Trigger occurred.
- Is a Class C Note Interest Trigger currently in effect? No
7	Class D Note Interest Trigger
- Has a Class D Note Interest Trigger occurred? No
- if so, the date the Class D Note Interest Trigger occurred.
- Is a Class D Note Interest Trigger currently in effect? No
8	Subordinate Note Principal Trigger (Note Parity Trigger has occurred or Cumulative Gross Default Rate greater than 10% and TERI is no longer paying claims)(a)
- Has a Subordinate Note Principal Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Subordinate Note Principal Trigger currently in effect? No
9
Turbo Trigger (Principal Balance of loans is equal to or less than 10% of the Principal Balance as of the cut off date or Cumulative Default Rate is greater than 10% and TERI is no longer paying claims)(a)

- Has a Turbo Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Turbo Trigger currently in effect? No
10	Has an Event of Default occurred? No
11	Has the Parity Ratio reached its release point of 103%? No
12	Has Trust exceeded annual fees or expense cap to Service Providers? No
(a)	See VIII. Default Information, TERI Claims, Net Losses and Related Information (above) for Cumulative Default Rate and calculation.